ACCOUNTS RECEIVABLE - Schedule of Accounts Receivables (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Provision for loss	R$ (24,676)	R$ (22,815)
Total net	2,399,097	2,752,194
Current	2,390,272	2,722,742
Non-current	8,825	29,452
Accounts receivable
Disclosure of financial assets [line items]
Total local currency	2,262,620	2,505,336
Total foreign currency	161,153	269,673
Provision for loss	(24,676)	(22,815)	R$ (32,980)	R$ (27,724)
Accounts receivable | Carrying amount
Disclosure of financial assets [line items]
Total	2,423,773	2,775,009
Accounts receivable | Credit card companies
Disclosure of financial assets [line items]
Total local currency	1,437,597	1,957,920
Total foreign currency	19,100	18,104
Accounts receivable | Cargo and travel agencies
Disclosure of financial assets [line items]
Total local currency	406,055	311,706
Accounts receivable | Loyalty program partners
Disclosure of financial assets [line items]
Total local currency	328,792	146,035
Accounts receivable | Others
Disclosure of financial assets [line items]
Total local currency	90,176	89,675
Total foreign currency	32,181	93,551
Accounts receivable | Reimbursement receivable for contractual guarantees
Disclosure of financial assets [line items]
Total foreign currency	79,272	104,901
Accounts receivable | Clearinghouse
Disclosure of financial assets [line items]
Total foreign currency	29,510	46,060
Accounts receivable | Reimbursement receivable for maintenance reserves
Disclosure of financial assets [line items]
Total foreign currency	R$ 1,090	R$ 7,057